Cover	Sep. 07, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2021
Entity File Number	001-39092
Entity Registrant Name	GALILEO ACQUISITION CORP.
Entity Central Index Key	0001784851
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1049 Park Ave. 14A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10028
City Area Code	347
Local Phone Number	517-1041
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share and one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Ordinary Share and one Redeemable Warrant
Trading Symbol	GLEO.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	GLEO
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one Ordinary Share for $11.50 per share
Trading Symbol	GLEO WS
Security Exchange Name	NYSE